Long-Term Loans	12 Months Ended
Dec. 31, 2017
Long-term loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans
23.	LONG-TERM LOANS

	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Secured loans (Note 41)	$1,600	$1,600

The annual interest rates of loans were as follows:

	December 31
	2016	2017
Secured loans	0.91%	0.91%

LED obtained a secured loan from Chang Hwa Bank in September 2010.  Interest is paid monthly.  $300 million and $1,350 million were originally due in December 2014 and September 2015, respectively.  In October 2014, the bank borrowing mentioned above was extended to September 2018 for one time repayment.  LED made an early repayment of $ 50 million in April 2015.  LED entered into a contract with Chang Hwa Bank to renew the contract upon the maturity of the aforementioned contract in December 2017 and the due date of the renew contract is extended to September 2021.  LED obtained another secured loan from Chang Hwa Bank in December 2012 in the amount of $400 million which is due in December 2017; LED made early repayments of $350 million and $50 million in 2013 and January 2015, respectively.

CHPT entered into a secured loan contract of $348 million with Bank of Taiwan in April 2014, interest is paid monthly, amortization of principal began in May 2016, and the loan is due in April 2029.  CHPT made early repayments of $148 million, $50 million and $150 million from September to December 2014, in November 2015 and from March to April 2016, respectively.